UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                                -----------

  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Promethean Asset Management, LLC
Address:  750 Lexington Avenue, 22nd Floor
          New York, NY 10022

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Miller
Title:    Chief Financial Officer
Phone:    212-702-5200

Signature, Place, and Date of Signing:

/s/ Steve Miller                    New York, NY                      2/14/03
[Signature]                         [City, State]                      [Date]
Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         69
Form 13F Information Table Value Total:         206,683
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10099                      Promethean Investment Group, LLC

       Quarter Ended December 31,2002

                           Form 13F Information Table


                                                           VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT    PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   --- ---- ------- ------------ -------- -------- ------
AFFILIATED MANAGERS GROUP      NOTE         5/0 008252AC2 10770    12,000,000 PRN      DEFINED      01                    12,000,000
ALZA CORP                      SDCV         7/2 02261WAB5  7813    10,000,000 PRN      DEFINED      01                    10,000,000
AMAZON COM INC                 PUT              023135956   189        10,000 PUT      DEFINED      01       10,000
AMERICAN INTL GROUP INC        DBCV        11/0 026874AP2  6779    10,500,000 PRN      DEFINED      01                    10,500,000
AMERICAN PHYSICIANS CAPITAL    COM              028884104   338        17,965 SH       DEFINED      01       17,965
AMGEN INC                      NOTE         3/0 031162AE0 12919    17,500,000 PRN      DEFINED      01                    17,500,000
ANDREA ELECTRONICS CORP        COM              034393108   194       668,601 SH       DEFINED      01      668,601
APPLE COMPUTER INC             COM              037833100   358        25,000 SH       DEFINED      01       25,000
ARRIS GROUP INC                PUT              04269Q950   168        47,000 PUT      DEFINED      01       47,000
AVON PRODS INC                 COM              054303102   840        15,600 SH       DEFINED      01       15,600
AVON PRODS INC                 PUT              054303952  1347        25,000 PUT      DEFINED      01       25,000
BAXTER INTL INC                CORP UNITS 7%    071813406  2734        55,000 SH       DEFINED      01       55,000
BJ SVCS CO                     NOTE  0.395% 4/2 055482AF0  3673     4,500,000 PRN      DEFINED      01                     4,500,000
BOSTON SCIENTIFIC CORP         COM              101137107   204         4,800 SH       DEFINED      01        4,800
BOSTON SCIENTIFIC CORP         PUT              101137957   850        20,000 PUT      DEFINED      01       20,000
BRINKER INTL INC               DBCV        10/1 109641AC4  5658     8,200,000 PRN      DEFINED      01                     8,200,000
CARNIVAL CORP                  NOTE         10/2143658AS1  4350     7,500,000 PRN      DEFINED      01                     7,500,000
CELESTICA INC                  NOTE         8/0 15101QAA6  2974     6,500,000 PRN      DEFINED      01                     6,500,000
CHUBB CORP                     CORP UNIT %      171232309   594        25,000 SH       DEFINED      01       25,000
CIENA CORP                     PUT              171779951   771       150,000 PUT      DEFINED      01      150,000
CNS INC                        COM              126136100   149        22,000 SH       DEFINED      01       22,000
CONSOLIDATED TOMOKA LD CO      COM              210226106   422        21,900 SH       DEFINED      01       21,900
CSX CORP                       DBCV        10/3 126408GA5 10516    12,500,000 PRN      DEFINED      01                    12,500,000
CV THERAPEUTICS INC            NOTE  4.750% 3/0 126667AB0   750     1,000,000 PRN      DEFINED      01                     1,000,000
DIAMOND OFFSHORE DRILLING IN   DBCV         6/0 25271CAC6  2738     5,000,000 PRN      DEFINED      01                     5,000,000
EBAY INC                       PUT              278642953   916        13,500 PUT      DEFINED      01       13,500
ELECTRONIC DATA SYS NEW        NOTE        10/1 285661AB0  4560     6,000,000 PRN      DEFINED      01                     6,000,000
EOG RES INC                    COM              26875P101   794        19,900 SH       DEFINED      01       19,900
EOG RES INC                    PUT              26875P951  1796        45,000 PUT      DEFINED      01       45,000
GEMSTAR-TV GUIDE INTL INC      COM              36866W106   130        40,000 SH       DEFINED      01       40,000
GENERAL MTRS CORP              DEB SR CONV B    370442733  1145        50,000 SH       DEFINED      01       50,000
GRUPO TMM SA                   PUT              40051D955  1030       200,000 PUT      DEFINED      01      200,000
HEALTH MGMT ASSOC INC NEW      NOTE         1/2 421933AD4  2148     2,500,000 PRN      DEFINED      01                     2,500,000
INTERPUBLIC GROUP COS INC      NOTE        12/1 460690AQ3  2343     3,000,000 PRN      DEFINED      01                     3,000,000
INTL PAPER CO                  DBCV         6/2 460146BM4  2656     5,000,000 PRN      DEFINED      01                     5,000,000
JONES APPAREL GROUP INC /      NOTE         2/0 480081AD0  1640     3,000,000 PRN      DEFINED      01                     3,000,000
KOHLS CORP                     COM              500255104   560        10,000 SH       DEFINED      01       10,000
KOHLS CORP                     NOTE         6/1 500255AJ3  6281    10,000,000 PRN      DEFINED      01                    10,000,000
LABORATORY CORP AMER HLDGS     NOTE         9/1 50540RAC6  6638    10,000,000 PRN      DEFINED      01                    10,000,000
LEGG MASON INC                 NOTE         6/0 524901AG0  6352    12,500,000 PRN      DEFINED      01                    12,500,000
LENNAR CORP                    NOTE         4/0 526057AF1  5672    12,500,000 PRN      DEFINED      01                    12,500,000
LEVEL 3 COMMUNICATIONS INC     PUT              52729N950   217        44,300 PUT      DEFINED      01       44,300
LEVEL 3 COMMUNICATIONS INC     NOTE  6.000% 9/1 52729NAG5   150       350,000 PRN      DEFINED      01                       350,000
LIBERTY MEDIA CORP NEW         COM SER A        530718105   474        53,000 SH       DEFINED      01       53,000
LOWES COS INC                  NOTE         2/1 548661CF2  8880    12,000,000 PRN      DEFINED      01                    12,000,000
MANPOWER INC                   DBCV         8/1 56418HAC4  3067     5,000,000 PRN      DEFINED      01                     5,000,000
MARKEL CORP                    NOTE         6/0 570535AC8  3106    10,000,000 PRN      DEFINED      01                    10,000,000
MASCO CORP                     NOTE         7/2 574599AW6  7289    17,000,000 PRN      DEFINED      01                    17,000,000
MAXXAM INC                     COM              577913106   330        35,500 SH       DEFINED      01       35,500
MEDTRONIC INC                  DBCV  1.250% 9/1 585055AB2 14735    14,000,000 PRN      DEFINED      01                    14,000,000
MICROSTRATEGY INC              CL  A            594972408   798        52,865 SH       DEFINED      01       52,865
OMNICOM GROUP INC              NOTE         7/3 681919AM8  8020     8,000,000 PRN      DEFINED      01                     8,000,000
OMNICOM GROUP INC              PUT              681919956  3230        50,000 PUT      DEFINED      01       50,000
PMC-SIERRA INC                 NOTE  3.750% 8/1 69344FAB2  2927     3,900,000 PRN      DEFINED      01                     3,900,000
REGISTER COM INC               COM              75914G101    81        18,000 SH       DEFINED      01       18,000
STARBUCKS CORP                 PUT              855244959  1019        50,000 PUT      DEFINED      01       50,000
STARBUCKS CORP                 COM              855244109   611        30,000 SH       DEFINED      01       30,000
SUPERVALU INC                  NOTE        11/0 868536AN3  2138     7,500,000 PRN      DEFINED      01                     7,500,000
TECH DATA CORP                 SDCV  2.000%12/1 878237AC0  4419     5,000,000 PRN      DEFINED      01                     5,000,000
3DO CO                         COM              88553W204   135        66,443 SH       DEFINED      01       66,443
TYCO INTL LTD NEW              PUT              902124956  1720       100,700 PUT      DEFINED      01      100,700
US BANCORP DEL                 PUT              902973954  1061        50,000 PUT      DEFINED      01       50,000
US BANCORP DEL                 COM NEW          902973304   698        32,900 SH       DEFINED      01       32,900
WALGREEN CO                    COM              931422109   613        21,000 SH       DEFINED      01       21,000
WALGREEN CO                    PUT              931422959   730        25,000 PUT      DEFINED      01       25,000
WHOLE FOODS MKT INC            SDCV         3/0 966837AC0  6008    10,140,000 PRN      DEFINED      01                    10,140,000
XEROX CORP                     PUT              984121953   423        52,500 PUT      DEFINED      01       52,500
XEROX CORP                     SDCV  0.570% 4/2 984121BB8  4536     7,200,000 PRN      DEFINED      01                     7,200,000
XL CAP LTD                     DBCV         5/2 98372PAB4  6509    10,200,000 PRN      DEFINED      01                    10,200,000

                                              TOTALS:   206,683
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